Accrued Expenses - Related Party	3 Months Ended
Sep. 30, 2024
Accrued Expenses - Related Party
Accrued Expenses - Related Party

Note 8 – Accrued Expenses – related party

Between September 2021 to September 2022, the Company had accepted deposits in the total amount of $33,218 from Central National Gottesman, Inc., on a sale of face masks on behalf of Steve Hall, a shareholder of Hawkeye Systems, Inc.

On April 1, 2024, the accrued expenses of $33,218 owed to Mr. Hall were included in the Debt Consolidation Agreement. See Note 11 – Debt Consolidation Agreement.